EMPLOYEE BENEFITS (Details 5) (Bank, Supplemental Retirement Agreement, Former chief executive officer, USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 1998	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Bank | Supplemental Retirement Agreement | Former chief executive officer
Supplemental Retirement Agreement
Monthly amount payable	$ 2,473
Term of the agreement commencing upon retirement	15 years
Net present value of these payments is reflected in other liabilities		5,000	33,000
Compensation expense		$ 1,700	$ 3,700	$ 6,000